Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Nature of Expenses [Abstract]
Schedule of Research and Development Expenses

Research and development expenses

Thousands of $ For the years ended December 31	Notes	2025	2024	2023
Personnel costs	6	4,614	5,264	3,693
Clinical validation		3,539	2,506	765
Lab consumables		1,056	1,378	639
Depreciation	12	445	563	428
Patent expenses		144	148	83
External collaborator fees		95	83	199
Other expenses		457	610	569
Total research and development expenses		10,350	10,552	6,376

Schedule of Selling and Marketing Expenses

Selling and Marketing expenses

Thousands of $ For the years ended December 31	Notes	2025	2024	2023
Personnel costs	6	32,056	32,280	27,952
Marketing expenses		4,989	4,262	5,075
Depreciation	12	1,774	1,343	888
Professional fees		961	916	710
Travel expenses		970	896	1,061
Offices & facilities expenses		845	301	459
Other expenses		969	983	770
Total selling and marketing expenses		42,564	40,981	36,915

Schedule of General and Administrative Expenses

General and administrative expenses

Thousands of $ For the years ended December 31	Notes	2025	2024	2023
Personnel costs	6	14,447	13,239	10,184
Professional fees		6,625	3,780	6,706
Offices & facilities expenses		1,606	1,472	1,266
Public company expenses		1,307	1,439	2,701
Depreciation	12	967	1,043	737
IT Services		1,121	945	639
Board fees		359	388	366
Travel expenses		37	104	130
Other expenses		459	391	281
Total general and administrative expenses		26,928	22,801	23,010

Schedule of Amortization of Intangible Assets

Amortization of intangible assets

Thousands of $ For the years ended December 31	2025	2024	2023
Research and development	3,819	3,203	3,157
Selling and marketing	1,351	1,680	1,315
General and administrative	22	22	22
Total amortization of intangible assets	5,192	4,905	4,494